Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	3 Months Ended
Jun. 30, 2018
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Net interest income	3,429	3,081	6,342	6,138
Trading income[1]	(175)	1,078	867	2,514
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	46	N/A	24	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	275	(234)	405	(560)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	147	845	1,296	1,953
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,576	3,926	7,639	8,091
Sales & Trading (Equity)	426	425	865	905
Sales & Trading (FIC)	1,219	1,520	2,876	3,806
Total Sales & Trading	1,645	1,945	3,741	4,711
Global Transaction Banking	443	464	906	975
Remaining Products	(14)	(261)	(164)	(669)
Corporate & Investment Bank	2,074	2,148	4,482	5,017
Private & Commercial Bank	1,573	1,657	3,103	3,066
Asset Management	18	(10)	(20)	29
Corporate & Other	(89)	131	73	(20)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,576	3,926	7,639	8,091

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.